Cover Page	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	COMMVAULT SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33026
Entity Tax Identification Number	22-3447504
Entity Address, Address Line One	1 Commvault Way
Entity Address, City or Town	Tinton Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07724
City Area Code	732
Local Phone Number	870-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CVLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001169561
Amendment Flag	false